Significant Accounting Policies (Details) - Schedule of computing income (loss) per share and the effect on income (loss) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted (loss) per share:
(Loss) from continuing operations (in Dollars)	$ (14,468)	$ (11,824)	$ (9,384)
Interest of 6% to Cumulative Preferred Stock (in Dollars)			(198)
Total (in Dollars)	$ (14,468)	$ (11,824)	$ (9,582)
Number of common shares at the beginning of the year	14,587,934	10,334,126	3,509,405
Weighted average number of shares issued for cash	2,485,245	2,603,763	518,295
Weighted average number of shares issued in connection with the merger			322,617
Weighted average number of stock options exercised	16,715	21,749	80,073
Weighted average number of warrants exercised	769,819	209,570	15,609
Weighted average number of shares issued in connection with conversion of Preferred Shares			4,203,487
Number of shares used in per share computation	17,859,713	13,169,208	8,649,486
Basic and diluted net (loss) per share (in Dollars per share)	$ (0.81)	$ (0.9)	$ (1.11)